Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Office Building [Member]
Operating Leased Assets [Line Items]
Lease term	2 years
Lease expiration date	Feb. 28, 2014
Rent expense	$ 45,000	$ 80,888
Monthly rental payment	3,750
Property tax expense	12,241	13,743
Future minimum lease payments
2013	45,000
2014	7,500
Apartment [Member]
Operating Leased Assets [Line Items]
Lease term	8 months
Lease term, renewal	7 months
Rent expense	$ 15,750	$ 8,952